RIGHT-OF-USE ASSETS - Schedule of right-of-use assets in the statement of income (Details) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation right-of-use assets	$ (3,374)	$ (3,664)	$ (2,565)
Interest expense	(1,038)	(1,088)	(622)
Total expense right-of-use assets	(9,439)	(9,415)	(7,047)
Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment expense	(5,027)	(4,663)	(3,860)
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation right-of-use assets	(2,094)	(2,380)	(1,781)
Buildings | Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment expense	(5,027)	(4,663)		$ (8,600)
Cars
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation right-of-use assets	(1,280)	(1,284)	$ (784)
Cars | Right of use assets
Disclosure of detailed information about property, plant and equipment [line items]
Impairment expense	$ 0	$ 0